Organization and Description of Business - Schedule of Financial Statements (Details)	12 Months Ended
	Dec. 31, 2024
New REIT International Co., Limited (“New REIT”) [Member]
Schedule of Financial Statements [Line Items]
Place of Incorporation	Hong Kong, China	[1]
Ownership Percentage	100.00%	[1]
Sunoro Holdings Limited (“Sunoro Holdings”) [Member]
Schedule of Financial Statements [Line Items]
Place of Incorporation	Hong Kong, China
Ownership Percentage	100.00%
Beijing ReTo Hengda Technology Co., Ltd. (“Reto Hengda”) [Member]
Schedule of Financial Statements [Line Items]
Place of Incorporation	Beijing, China	[2]
Ownership Percentage	100.00%	[2]
Beijing REIT Equipment Technology Co., Ltd. (“REIT Equipment”) [Member]
Schedule of Financial Statements [Line Items]
Place of Incorporation	Beijing, China
Ownership Percentage	100.00%
Honghe ReTo Ecological Technology Co., Ltd. (“Honghe ReTo”) [Member]
Schedule of Financial Statements [Line Items]
Place of Incorporation	Yunnan, China
Ownership Percentage	100.00%
Beijing ReTo Hengye Technology Co., Ltd., (“ReTo Hengye”) [Member]
Schedule of Financial Statements [Line Items]
Place of Incorporation	Beijing, China	[2]
Ownership Percentage	100.00%	[2]

[1]	On January 29, 2024, the Company registered a new subsidiary in Hong Kong named “New REIT”
[2]

* On April 8, 2025, Sunoro Hengda (Beijing) Technology Co., Ltd. was renamed to “Beijing ReTo Hengda Technology Co., Ltd.”

* On April 10, 2025, Senrui Bochuang (Beijing) Technology Co., Ltd. was renamed to “Beijing ReTo Hengye Technology Co., Ltd.,”